PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 95.8%
8,200	Consumer Discretionary Select Sector SPDR Fund	$ 1,466,242
5,455	Energy Select Sector SPDR Fund	457,347
25,490	Financial Select Sector SPDR Fund	958,424
2,410	First Trust NASDAQ-100 Technology Index Fund	422,883
3,515	Health Care Select Sector SPDR Fund	479,376
8,615	Industrial Select Sector SPDR Fund	982,024
9,725	Invesco QQQ Trust Series 1	3,982,582
2,305	iShares Core S&P 500 ETF	1,100,937
1,015	iShares Expanded Tech-Software Sector ETF	411,725
53,080	iShares S&P 500 Growth ETF	3,986,308
11,045	Materials Select Sector SPDR Fund	944,789
374,315	Pinnacle Focused Opportunities ETF(a)(b)	9,095,966
10,610	SPDR Dow Jones Industrial Average ETF Trust	3,998,590
85,635	SPDR Portfolio S&P 500 Value ETF	3,993,160
47,285	SPDR S&P 600 Small Cap Growth ETF	3,954,445
9,985	Technology Select Sector SPDR Fund	1,921,913
2,365	VanEck Semiconductor ETF	413,568
		38,570,279
	FIXED INCOME - 3.3%
4,900	iShares 1-3 Year Treasury Bond ETF	401,996
4,750	iShares Short Treasury Bond ETF	523,118
4,400	SPDR Bloomberg 1-3 Month T-Bill ETF	402,116
		1,327,230

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,555,378)	39,897,509

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
447,344	First American Government Obligations Fund, Class X, 5.28% (Cost $447,344)(c)	$ 447,344

	TOTAL INVESTMENTS - 100.2% (Cost $37,002,722)	$ 40,344,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(76,424)
	NET ASSETS - 100.0%	$ 40,268,429

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	Rate disclosed is the seven-day effective yield as of December 31, 2023.